UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07840

Schroder Series Trust
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Schroder Series Trust P.O. Box 8507 Boston, MA 02266
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2010

Date of reporting period:	July 31, 2010

Item 1.   Schedule of Investments

Schroder International Multi-Cap Value Fund

Schedule of Investments

July 31, 2010 (unaudited)

Shares		Value $

	COMMON STOCK — 98.3%
	Australia — 3.6%
7,417	Aspen Group REIT	3,220
11,550	Ausdrill	17,497
1,106	Australia & New Zealand Banking Group	23,056
2,515	Bank of Queensland	23,610
2,399	Cardno	8,527
24,625	Commonwealth Property Office Fund REIT	20,600
6,059	Downer EDI	27,234
783	Macquarie Group	26,343
2,953	Melbourne IT	5,662
11,199	Metcash	45,071
8,924	Mincor Resources NL	15,980
1,593	National Australia Bank	36,205
3,766	NIB Holdings	4,326
8,046	Panoramic Resources	17,901
2,692	QBE Insurance Group	40,658
10,664	Rubicon America Trust REIT (1) (3)	—
2,554	Sonic Healthcare	23,791
8,328	Stockland REIT	28,546
17,435	Telstra	50,773
		419,000
	Austria — 0.8%
826	Oesterreichische Post	22,080
769	OMV	25,736
928	Vienna Insurance Group	44,051
		91,867
	Belgium — 1.9%
18,953	Ageas	52,182
1,178	Belgacom	42,295
290	Compagnie Maritime Belge	8,415
455	Delhaize Group	33,597
551	Econocom Group	8,070
822	KBC Groep	36,309
490	Mobistar	28,227
66	Wereldhave Belgium REIT	5,161
		214,256
	Bermuda — 1.0%
7,552	Catlin Group	45,587
7,879	Hiscox	44,001
950	Seadrill	22,053
		111,641
	Brazil — 0.9%
400	Cia de Gas de Sao Paulo	8,239
400	Cia de Saneamento Basico do Estado de Sao Paulo ADR	15,924
1,540	Cia Energetica de Minas Gerais ADR	23,408
600	Energias do Brasil	12,092
1,200	Light	15,082
700	Tele Norte Leste Participacoes ADR	10,241
800	Telecomunicacoes de Sao Paulo ADR	17,224
		102,210
	Canada — 8.0%
600	AG Growth International	20,455
1,100	AGF Management Class B	15,974
2,000	AltaGas Income Trust	37,720
900	ARC Energy Trust	17,447
2,800	Avenir Diversified Income Trust	15,551
1,200	BCE	36,709
400	Bell Aliant Regional Communications Income Fund	10,022
2,350	Breakwater Resources (1)	6,674
1,300	Chemtrade Logistics Income Fund	14,491
200	Cineplex Galaxy Income Fund	3,943
2,100	CML Healthcare Income Fund	19,711
1,900	Davis & Henderson Income Fund	31,787
700	Empire Class A	38,129
1,500	EnCana	45,856
682	Enerplus Resources Fund	15,686
1,340	Enerplus Resources Fund (Canada)	30,734
2,000	Ensign Energy Services	24,647
1,200	GAZ Metro LP	19,294
700	Great-West Lifeco	17,103
1,100	Husky Energy	27,027
600	IGM Financial	23,601
3,400	Jazz Air Income Fund	14,452
605	Keyera Facilities Income Fund	16,883
1,100	Liquor Stores Income Fund	17,279
600	Manitoba Telecom Services	16,125
1,600	Mullen Group	21,866
900	North West Fund	17,315
800	Parkland Income Fund	8,248
600	Pembina Pipeline Income Fund	10,843
2,300	Penn West Energy Trust	44,609
3,400	Perpetual Energy	16,635
3,200	Peyto Energy Trust	48,120
1,200	Power Corp. of Canada	31,164
4,000	Rogers Sugar Income Fund	19,025
900	TELUS	35,611
1,600	TMX Group	44,338
900	Vicwest Income Fund	11,363
600	Wajax Income Fund	14,701

Shares		Value $

2,200	Westshore Terminals Income Fund	39,909
2,500	Yellow Pages Income Fund	13,715
1,100	Zargon Energy Trust	19,023
		933,785
	Cayman Islands — 0.0%
32,000	Vedan International Holdings	3,420

	Chile — 0.5%
3,505	Administradora de Fondos de Pensiones Provida	11,538
45,416	Enersis	18,872
19,905	Inversiones Aguas Metropolitanas	26,362
		56,772
	China — 0.2%
23,000	Bank of China Class H	12,141
10,000	Great Wall Technology	4,364
6,000	Harbin Power Equipment	5,253
		21,758
	Cyprus — 0.1%
3,296	ProSafe	15,292

	Czech Republic — 0.2%
1,215	Telefonica O2 Czech Republic	27,789

	Finland — 2.2%
1,489	Elisa	29,529
809	Kesko B Shares	31,371
2,884	Nokia	26,662
2,638	Orion	50,941
4,108	Pohjola Bank Class A	51,092
1,995	Sampo	48,740
417	Wartsila	21,935
		260,270
	France — 7.3%
2,182	ABC Arbitrage	19,561
2,992	AXA	55,145
679	BNP Paribas	46,634
1,221	Bouygues	51,547
972	Carrefour	44,740
577	Casino Guichard Perrachon	50,245
202	Cegid Group	5,619
243	Ciments Francais	19,584
2,480	CNP Assurances	51,186
3,698	Credit Agricole	50,642
315	Esso Francaise	40,433
74	Fonciere Des Regions REIT	6,761
1,439	France Telecom	30,132
664	GDF Suez	22,054
1,027	Generale de Sante	15,081
484	Nexity	16,205
2,641	PagesJaunes Groupe	29,230
884	Rallye	31,313
806	Sanofi-Aventis	46,808
2,211	SCOR	48,501
559	Societe Generale	32,220
386	Sword Group	12,951
849	Total	42,823
108	Total Gabon	36,588
200	Vinci	9,681
1,136	Vivendi	27,302
		842,986
	Germany — 4.3%
460	Allianz	53,405
798	BASF	46,593
300	Bechtle	8,641
2,440	DAB Bank	13,194
734	Deutsche Bank	51,263
3,882	Deutsche Telekom	52,151
686	E.ON	20,465
174	EnBW Energie Baden-Wuerttemberg	8,336
288	Generali Deutschland Holding	34,340
1,109	Hannover Rueckversicherung	53,090
12	KSB	8,112
430	Metro	23,866
366	Muenchener Rueckversicherungs	50,694
571	RWE	40,318
426	Sixt	11,279
1,197	SQS Software Quality Systems (1)	3,436
378	Wincor Nixdorf	21,329
		500,512
	Greece — 0.6%
1,341	Eurobank Properties Real Estate Investment	10,484
3,581	Mytilineos Holdings	22,210
2,403	OPAP	35,538
		68,232
	Guernsey — 0.1%
3,969	IRP Property Investments Limited	5,106

	Hong Kong — 2.4%
28,000	Champion REIT	13,699
133,644	Champion Technology Holdings	3,476
4,000	China Mobile	40,453

Shares		Value $

8,000	China Pharmaceutical Group	4,501
16,000	China Ting Group Holdings	2,678
23,000	Goldlion Holdings	8,084
35,000	GZI Real Estate Investment Trust	15,907
6,000	Kingboard Chemical Holdings	27,771
22,000	Lerado Group Holdings	3,059
20,000	Luen Thai Holdings	2,034
28,000	Norstar Founders Group (1) (2) (3)	—
93,000	PCCW	28,617
26,000	Public Financial Holdings	14,929
8,000	Shanghai Industrial Holdings	36,461
68,000	Shenzhen Investment	23,113
21,000	Sunlight REIT	5,678
15,000	TAI Cheung Holdings	9,926
34,000	TPV Technology	21,493
5,200	Transport International Holdings	16,202
		278,081
	Hungary — 0.2%
8,579	Magyar Telekom Telecommunications	26,715

	Indonesia — 0.4%
95,000	Bank Bukopin	7,017
5,000	Indo Tambangraya Megah	20,985
37,000	International Nickel Indonesia	17,082
		45,084
	Ireland — 0.5%
3,548	Anglo Irish Bank (1) (2) (3)	—
944	DCC	23,303
17,066	Total Produce	8,005
7,599	United Drug	24,091
		55,399
	Israel — 1.2%
15,496	Bezeq Israeli Telecommunication (2)	34,263
1,094	Cellcom Israel (2)	30,108
1,800	Clal Industries and Investments (2)	11,027
206	IDB Holding (2)	5,347
3,403	Makhteshim-Agan Industries (2)	11,943
8,441	Migdal Insurance & Financial Holding (2)	14,331
1,193	Partner Communications (2)	19,833
1,894	Super-Sol (2)	11,202
		138,054
	Italy — 2.7%
1,827	Autostrada Torino-Milano	24,972
18,355	Banca Carige	41,280
725	Banco di Sardegna	9,069
3,327	BasicNet	11,705
444	Beni Stabili	364
2,182	Caltagirone	5,921
818	Danieli & C Officine Meccaniche	15,817
1,992	Finmeccanica	21,881
4,497	Geox	25,196
2,185	MARR	18,819
2,381	Milano Assicurazioni	4,626
4,625	Piccolo Credito Valtellinese Scarl	23,111
6,199	Recordati	46,525
4,075	Snam Rete Gas	19,128
1,635	Societa Iniziative Autostradali e Servizi	15,627
15,621	Telecom Italia	19,896
935	Unione di Banche Italiane	10,033
		313,970
	Japan — 23.1%
3,300	Airport Facilities	11,994
400	Alconix	6,922
4,000	Ando	4,908
2,000	Aoyama Trading	31,601
1,500	Arcs	20,159
400	Artnature	3,653
5,000	Asahi Glass	50,932
6	Asax	7,202
1,500	Astellas Pharma	50,891
1,000	Autobacs Seven	37,215
3,000	Bank of Kyoto	25,038
900	Century Tokyo Leasing	10,814
1,300	Charle	4,078
2,000	Chubu Shiryo	13,566
1,600	Chubu Steel Plate	9,075
1,000	Chugoku Marine Paints	7,130
1,600	Circle K Sunkus	21,447
700	Cosmos Pharmaceutical	17,648
2,200	Create SD Holdings	46,628
3	DA Office Investment REIT	7,397
2,000	Daihatsu Diesel Manufacturing	6,853
1,100	Daiichikosho	16,324
300	Daikoku Denki	4,105
2,000	Daimei Telecom Engineering	15,117
11,000	Daishi Bank	38,072
3,000	Daiwa Industries	14,550
3,000	Daiwa Securities Group	12,988
5,300	DCM Holdings	27,362
1,400	Duskin	24,876
1,400	Eiken Chemical	12,705
1,100	Eisai	37,537
700	Excel	8,151

Shares		Value $

600	Fuji	2,139
600	Fuji Electronics	6,959
800	Fukuda Denshi	19,215
3,000	Hanwa	12,119
1,400	Hard Off	6,077
1,900	Heiwa	21,202
300	Hikari Tsushin	5,435
2,200	Hitachi Capital	29,235
2,000	Hosiden	21,345
6,000	Hyakujushi Bank	22,572
1,800	Ichinen Holdings	7,793
9	Infocom	10,564
1,700	IT Holdings	20,308
2,000	ITC Networks	11,089
2,200	Ito En	34,608
4,000	ITOCHU	31,207
2,000	Iwatani	5,626
3	Japan Excellent REIT	14,707
3	Japan Hotel and Resort REIT	6,702
4	JAPAN OFFICE Investment REIT	3,681
5	Japan Prime Realty Investment REIT Class A	11,286
6,000	Japan Radio	14,724
9	Japan Retail Fund Investment REIT	11,595
6,000	Kagoshima Bank	37,504
4,000	Kandenko	23,753
4,000	Kaneka	24,818
2,000	Kasumi	10,580
1,300	Kato Sangyo	19,743
1,000	Kawasumi Laboratories	6,540
10	KDDI	48,675
2,000	Keiyo Bank	10,024
2,000	Kyodo Printing	4,815
1,000	KYORIN Holdings	13,983
4,000	Kyowa Exeo	37,134
500	Lawson	22,948
3,000	Maeda Road Construction	24,239
8,000	Marubeni	42,968
3,000	Meisei Industrial	8,473
4	MID REIT	8,269
500	Miraca Holdings	14,886
7,800	Mitsubishi UFJ Financial Group	38,734
12,000	Mitsui Engineering & Shipbuilding	25,003
1,000	Mitsui Home	4,850
44	Mitsui Knowledge Industry	7,843
2,000	Mitsui-Soko	7,038
32,300	Mizuho Financial Group	52,718
15	Money Partners Group	4,952
1,000	Namura Shipbuilding	5,637
1,100	NEC Capital Solutions	13,790
600	NEC Mobiling	16,696
1,700	NEC Networks & System Integration	22,138
7,000	Nichirei	30,223
1,000	Nichireki	4,815
15	NIFTY	13,526
2,000	Nihon Shokuhin Kako	12,501
2,000	Nippon Kayaku	18,011
3,000	Nippon Steel Trading	8,716
1,100	Nippon Telegraph & Telephone	45,711
11,000	Nishi-Nippon City Bank	32,087
1,000	Nisshin Oillio Group	5,001
2,000	Nissin Sugar Manufacturing	4,167
3,000	Nittetsu Mining	10,279
4	Nomura Real Estate Office Fund REIT	21,114
13	NTT Data	47,251
30	NTT DoCoMo	47,749
7	Okinawa Cellular Telephone	13,848
400	Ono Pharmaceutical	16,553
10,000	Osaka Gas	36,926
800	Pack	15,131
22	PGM Holdings K K	13,497
5	Riberesute	5,342
600	Ryosan	15,314
2,000	S Foods	16,831
2,000	San-Ai Oil	7,756
5,000	San-In Godo Bank	36,752
3,000	Sankyo Seiko	8,543
2,000	Sankyu	8,450
700	Sanshin Electronics	5,923
1,300	Santen Pharmaceutical	43,519
9	SBS Holdings	7,188
4	Sekisui House SI Investment	13,094
1,000	Sekisui Jushi	9,723
1,500	Seven & I Holdings	35,924
1,800	Shinko Plantech	16,731
2,600	Shinnihon	6,772
4,000	Shinsho	8,381
3,000	Showa Sangyo	9,307
700	Siix	7,114
91	SKY Perfect JSAT Holdings	32,180
2,100	Sojitz	3,330
1,100	SRA Holdings	10,097
20	SRI Sports	20,373
4,000	Sumitomo	42,505
600	Sumitomo Mitsui Financial Group	18,585

Shares		Value $

8,000	Sumitomo Trust & Banking	44,542
4,000	Taihei Kogyo	14,585
1,000	Takeda Pharmaceutical	45,897
6	T-Gaia	10,196
13,000	Toa	13,242
10,000	Toda	32,180
2,100	Tokai Rika	35,660
3,000	Tokyo Tekko	7,327
4,720	Tokyu Construction	12,238
2	Tokyu REIT	11,055
3,000	Toppan Forms	28,927
7,000	Toshiba TEC	25,524
5,000	Toyo Ink Manufacturing	19,331
8,000	Toyo Kanetsu	12,594
2,200	Toyota Auto Body	30,432
2,000	Valor	15,719
1,300	VT Holdings	2,317
3,000	Yokohama Reito	21,600
3,000	Zojirushi	7,675
		2,680,335
	Malaysia — 0.7%
15,400	Affin Holdings	14,759
13,800	Multi-Purpose Holdings	8,759
7,600	Petronas Dagangan	24,549
11,200	RHB Capital	22,840
28,000	TA Enterprise	5,719
7,300	Wah Seong	5,642
5,800	YTL Power International	4,119
		86,387
	Malta — 0.0%
22,416	BGP Holdings (1) (2) (3)	—

	Mexico — 0.3%
1,455	Industrias Penoles	30,486

	Netherlands — 3.0%
1,195	Brit Insurance Holdings	18,746
779	Koninklijke DSM	36,963
2,616	Koninklijke KPN	36,404
1,753	Mediq	32,355
784	Nutreco Holding	47,364
1,331	Royal Dutch Shell	36,646
1,363	Royal Dutch Shell A Shares	37,514
1,572	Royal Dutch Shell B Shares	41,416
1,162	Sligro Food Group	33,007
446	Vastned Offices/Industrial REIT	6,393
235	Vastned Retail REIT	13,542
105	Wereldhave REIT	8,645
		348,995
	New Zealand — 0.3%
13,956	Air New Zealand	11,237
8,052	ING Property Trust REIT	3,972
9,823	Vector	14,821
		30,030
	Norway — 1.6%
1,288	Aker Solutions	16,699
1,800	Austevoll Seafood	11,143
1,040	Fred Olsen Energy	30,614
1,400	Leroy Seafood Group	28,696
2,670	SpareBank 1 SMN	19,957
1,148	Sparebank 1 SR Bank	9,299
420	Sparebanken More	12,101
2,016	StatoilHydro	40,758
1,576	TGS Nopec Geophysical	20,874
		190,141
	Philippines — 0.6%
550	Globe Telecom	10,649
600	Philippine Long Distance Telephone ADR	32,220
15,100	Rizal Commercial Banking	7,409
4,680	Semirara Mining	10,791
4,300	Union Bank of Philippines	4,343
		65,412
	Poland — 0.6%
1,297	KGHM Polska Miedz	45,085
3,752	Telekomunikacja Polska	19,448
313	Zaklady Azotowe Pulawy	7,036
		71,569
	Portugal — 0.6%
16,618	Banco BPI	36,832
2,426	Banco Espirito Santo	11,614
2,324	Portugal Telecom	25,576
		74,022
	Russia — 0.3%
1,750	Mobile Telesystems ADR	38,850

	Singapore — 1.8%
35,000	Aztech Group	5,793
24,000	Boustead Singapore	16,065
8,000	CapitaCommercial Trust REIT	7,767
2,000	DBS Group Holdings	21,184
9,000	Hong Leong Asia	23,634
13,000	HTL International Holdings	5,737
18,000	Jurong Technologies Industrial (1) (2) (3)	—
30,000	Mapletree Logistics Trust REIT	19,419
18,800	MobileOne	29,317

Shares		Value $

11,000	SembCorp Industries	34,145
23,000	StarHub	39,926
9,000	UOB-Kay Hian Holdings	9,996
		212,983
	South Africa — 0.6%
7,701	Afgri	7,402
746	Allied Technologies	6,402
2,353	Aveng	11,638
2,991	Grindrod	6,296
3,798	Metropolitan Holdings	9,017
537	Palabora Mining	7,558
1,221	Spar Group	14,335
4,248	Steinhoff International Holdings (1)	11,141
		73,789
	South Korea — 1.2%
940	Bookook Steel	1,857
860	Daesang Holdings	2,255
460	Daewoo Shipbuilding & Marine Engineering	7,803
410	Daishin Securities	5,099
504	DK UIL	1,616
167	GS Engineering & Construction	11,303
163	GS Home Shopping	11,901
1,530	Hanil E-Wha	10,562
39	Hankook Shell Oil	5,791
490	Hanyang Securities	3,785
1,000	INFAC	2,606
160	INTOPS	2,728
2,610	IsuPetasys	7,530
530	Jinheung Mutual Savings Bank (1)	1,563
190	Kyeryong Construction Industrial	2,274
100	Mi Chang Oil Industrial	3,904
60	Nexen	2,558
86	Nong Shim Holdings	4,562
390	Poongsan Holdings	8,001
110	Pusan City Gas	1,954
2,500	SK Telecom ADR	40,950
238	Thinkware Systems	2,910
		143,512
	Spain — 3.0%
3,786	Almirall	35,864
3,905	Banco Bilbao Vizcaya Argentaria	52,587
3,062	Banco Santander Central Hispano	39,774
825	Caja de Ahorros del Mediterraneo	6,568
7,179	Criteria Caixacorp	35,069
831	Enagas	15,332
359	Financiera Alba	14,782
3,665	Grifols	40,845
9,049	Mapfre	29,854
1,491	Repsol	35,174
1,685	Telefonica	38,247
		344,096
	Sweden — 1.8%
1,467	Axfood	41,869
3,495	Boliden	41,570
1,000	D Carnegie (1) (2) (3)	—
846	Fabege	5,919
1,300	NCC Class B Shares	23,036
3,158	Nordea Bank	31,590
3,074	Peab	18,782
7,088	TeliaSonera	51,310
		214,076
	Switzerland — 3.3%
672	Baloise Holding	53,844
340	BB Biotech	18,281
144	Bellevue Group	4,839
246	Compagnie Financiere Tradition	24,895
890	Credit Suisse Group	40,539
168	Helvetia Holding	52,102
908	Novartis	44,071
427	Pargesa Holding	29,355
348	Roche Holding	45,275
59	Valora Holding	14,956
55	Vaudoise Assurances Holding	11,227
161	Zurich Financial Services	37,595
		376,979
	Taiwan — 2.7%
8	Acer	21
4,000	Altek	5,822
1,650	Asustek Computer	12,472
7,000	Audix	5,006
1,767	Chunghwa Telecom ADR	37,372
20,000	Compal Electronics	26,260
9,000	Coretronic	12,549
11,000	CTCI	11,826
19,000	Far EasTone Telecommunications	26,523
8,000	Feng TAY Enterprise	7,236
5,000	FSP Technology	5,955
1,600	Himax Technologies ADR	4,896
22,580	Inventec	12,014
6,000	Maxtek Technology	6,892
3,000	MIN AIK Technology	5,023
4,441	Pegatron (1)	5,143
3,150	Promate Electronic	2,391
15,907	Quanta Computer	28,877

Shares		Value $

4,000	Roundtop Machinery Industries	3,631
5,000	Shih Wei Navigation	7,167
25,130	Sinon	10,776
24,000	Taiwan Cooperative Bank	15,587
4,000	Taiwan Navigation	5,014
10,000	Taiwan Sogo Shin Kong SEC	6,995
6,000	Ttet Union	7,305
4,000	U-Ming Marine Transport	7,587
8,000	Weikeng Industrial	5,408
11,553	Wistron	18,695
4,000	Yufo Electronics	3,969
		308,412
	Thailand — 1.3%
18,400	Bangchak Petroleum	8,273
5,300	Bangkok Bank	22,827
14,200	Bangkok Expressway	8,014
12,800	Charoen Pokphand Foods	9,565
2,100	Electricity Generating	5,584
8,000	Hana Microelectronics	6,884
7,300	Kiatnakin Bank	6,904
25,300	Lanna Resources	13,572
45,800	MCS Steel	13,420
5,100	Precious Shipping	2,926
18,400	Property Perfect	2,579
14,800	SC Asset	6,104
1,700	Siam Makro	6,115
11,800	Thai Plastic & Chemical	6,842
15,600	Thai Union Frozen Products	23,823
5,900	Thanachart Capital	5,488
		148,920
	Turkey — 1.0%
10,495	Anadolu Sigorta	7,475
2,522	Aselsan Elektronik Sanayi Ve Ticaret	9,486
660	Pinar SUT Mamulleri Sanayii (1)	3,954
6,503	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	9,481
3,204	Tofas Turk Otomobil Fabrikasi	12,264
1,247	Tupras Turkiye Petrol Rafine	28,431
3,257	Turk Hava Yollari (1)	9,453
9,039	Turk Telekomunikasyon	33,997
		114,541
	United Kingdom — 11.4%
9,599	Aberdeen Asset Management	21,141
7,347	Amlin	48,959
5,315	Anglo Pacific Group	21,344
904	AstraZeneca	45,918
3,019	Atkins WS	33,791
6,710	Aviva	37,620
3,053	BAE Systems	14,962
6,278	Balfour Beatty	24,532
11,767	Beazley	22,151
5,690	Brewin Dolphin Holdings	10,890
56,953	Cable & Wireless Communications	52,891
4,315	Carillion	20,381
7,523	Centrica	35,864
24,853	Chaucer Holdings	18,031
4,631	Chesnara	15,619
2,173	Chime Communications	5,880
5,828	Cineworld Group	18,102
4,409	Computacenter	18,958
3,927	Davis Service Group	23,039
3,775	Drax Group	22,740
7,735	Fiberweb	7,159
3,502	Firstgroup	20,211
5,307	Game Group	5,957
2,916	GlaxoSmithKline	50,821
2,169	Hill & Smith Holdings	9,799
7,884	Home Retail Group	29,559
942	Imperial Tobacco Group	26,658
1,649	Interior Services Group	4,048
5,747	Intermediate Capital Group	23,945
7,284	International Power	40,907
2,521	Interserve	7,830
6,818	Investec	52,942
8,824	J Sainsbury	47,562
1,407	Keller Group	12,117
39,047	Legal & General Group	54,852
13,605	Man Group	46,377
5,786	N Brown Group	20,622
3,594	National Grid	28,725
3,330	Prudential	28,966
2,490	Robert Wiseman Dairies	19,687
9,322	RSA Insurance Group	18,660
4,588	Severfield-Rowen	15,690
7,795	Standard Life	24,725
4,400	Tanjong (2) (3)	24,720
2,784	Tate & Lyle	19,626
7,772	Tesco	47,628
5,324	Tullett Prebon	28,429
935	Umeco	5,750
13,747	Vodafone Group	32,078
2,948	Wincanton	10,983
10,018	WM Morrison Supermarkets	41,645

Shares		Value $

1,140	WSP Group	6,241
		1,327,732
	TOTAL COMMON STOCK (Cost $11,462,731)	11,413,466

	PREFERRED STOCK — 0.9%
	Brazil — 0.2%
1,200	Banco Daycoval	5,898
600	Cia Energetica do Ceara Class A	9,508
620	Eletropaulo Metropolitana Eletricidade de Sao Paulo Class B	13,037
		28,443
	Germany — 0.7%
28	KSB	18,607
533	Volkswagen	56,470
		75,077
	TOTAL PREFERRED STOCK (Cost $92,404)	103,520

	WARRANTS — 0.0%
	France — 0.0%
74	Fonciere Des Regions, Expires 12/31/10(1)	54

	Italy — 0.0%
1,002	KME Group, Expires 01/02/12(1)	14
2,105	Mediobanca, Expires 03/20/11 (1)	82
935	Unione di Banche Italiane, Expires 06/30/11(1)	18
		114
	TOTAL WARRANTS (Cost $—)	168

	RIGHT — 0.0%
	Australia — 0.0%
399	Cardno, Expires 06/11 (1)	245
	TOTAL RIGHT (Cost $—)	245

	SHORT-TERM INVESTMENT (4) — 1.2%
142,667	JPMorgan Prime Money Market Fund, 0.120% (Cost $142,667)	142,667

	TOTAL INVESTMENTS — 100.4% (Cost $11,697,802) *	11,660,066
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%	(40,668)
	NET ASSETS — 100%	$11,619,398

*              At July 31, 2010, the tax basis cost of the Fund’s investments was $11,697,802, and the unrealized appreciation and depreciation were $852,637 and $(890,373), respectively.

(1)	Denotes non-income producing security.
(2)	Security is fair valued.
(3)	Security considered illiquid. On July 31, 2010 the value of these securities amounted to $24,720, representing 0.2% of the net assets of the Fund.
(4)	The rate shown represents the 7-day current yield as of July 31, 2010.

ADR — American Depositary Receipt
LP — Limited Partnership
REIT — Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Emerging Market Equity Fund

Schedule of Investments

July 31, 2010 (unaudited)

Shares		Value $

	COMMON STOCK — 92.9%
	Brazil — 12.1%
87,711	Banco Bradesco ADR	1,634,056
208,700	BM&FBOVESPA	1,541,534
52,300	BR Malls Participacoes	785,689
39,608	BRF - Brasil Foods	554,062
65,300	BRF - Brasil Foods ADR	922,036
24,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,567,946
5,900	Cia de Bebidas das Americas ADR	644,398
42,331	Cia de Concessoes Rodoviarias	970,246
95,577	Cia Energetica de Minas Gerais ADR	1,452,770
38,651	Cyrela Brazil Realty Empreendimentos e Participacoes	540,894
54,726	Estacio Participacoes	652,670
120,200	Gerdau ADR	1,759,728
230,955	Itau Unibanco Holding ADR	5,171,082
23,000	Petroleo Brasileiro	417,267
58,100	Petroleo Brasileiro ADR	2,114,840
11,000	Vale	303,625
61,572	Vale ADR	1,711,702
43,242	Vivo Participacoes ADR	1,156,291
		23,900,836
	China — 10.9%
23,000	AsiaInfo-Linkage (1)	469,200
2,452,000	Bank of China Class H	1,294,331
937,000	Bank of Communications	1,039,891
5,497,000	China Construction Bank Class H	4,663,933
168,000	China Life Insurance Class H	746,225
295,200	China Pacific Insurance Group	1,178,200
425,500	China Shenhua Energy Class H	1,637,992
554,000	Golden Eagle Retail Group	1,316,687
1,450,000	Hidili Industry International Development	1,310,528
2,534,000	Industrial & Commercial Bank of China Class H	1,934,650
170,000	Jiangsu Expressway Class H	165,467
611,500	Parkson Retail Group	1,050,252
1,230,000	PetroChina Class H	1,395,154
297,500	Ping An Insurance Group of China Class H (2) (5)	2,462,856
43,500	Tencent Holdings	838,402
		21,503,768
	Egypt — 0.7%
154,803	Commercial International Bank (2)	1,055,958
75,461	Egyptian Financial Group-Hermes Holding (2)	367,224
		1,423,182
	Hong Kong — 7.3%
145,000	Beijing Enterprises Holdings	958,627
982,000	Belle International Holdings	1,514,640
462,000	China Mengniu Dairy	1,436,482
266,000	China Merchants Holdings International	1,006,862
234,500	China Mobile	2,371,538
4,700	China Mobile ADR	239,418
382,000	China Resources Power Holdings	834,124
2,142,000	CNOOC	3,607,184
3,817,140	Franshion Properties China	1,105,762
1,009,000	Poly Hong Kong Investments	1,217,228
		14,291,865
	Hungary — 1.3%
15,186	MOL Hungarian Oil & Gas	1,374,559
46,505	OTP Bank	1,123,148
		2,497,707
	India — 7.9%
20,900	HDFC Bank ADR	3,439,722
30,500	ICICI Bank ADR	1,186,755
48,700	Infosys Technologies ADR	2,945,376
50,800	Larsen & Toubro GDR	1,964,238
77,700	Mahindra & Mahindra GDR	1,107,606
86,900	Reliance Industries GDR (4)	3,788,840
89,566	Tata Steel GDR	1,042,548
		15,475,085
	Indonesia — 3.8%
3,929,500	Adaro Energy	879,575
3,000,000	Bank Mandiri	2,014,549
706,500	Indocement Tunggal Prakarsa	1,336,301
2,975,000	Perusahaan Gas Negara	1,348,489
734,500	Telekomunikasi Indonesia, Common	694,631
524,000	United Tractors	1,181,712
		7,455,257
	Malaysia — 1.1%
476,500	CIMB Group Holdings	1,107,965
407,600	IJM	646,781
96,900	Kuala Lumpur Kepong	513,958
		2,268,704

Shares		Value $

	Mexico — 0.9%
35,300	America Movil, Series L ADR	1,751,233

	Peru — 0.7%
41,500	Southern Copper	1,303,515

	Poland — 1.3%
12,000	Central European Distribution (1)	312,840
6,103	KGHM Polska Miedz	212,149
102,950	Powszechna Kasa Oszczednosci Bank Polski	1,314,755
6,054	Powszechny Zaklad Ubezpieczen (1)	777,089
		2,616,833
	Russia — 7.5%
263,243	Gazprom ADR	5,680,784
40,350	LUKOIL ADR	2,303,985
12,200	Mechel ADR	265,716
53,166	MMC Norilsk Nickel ADR	874,049
93,400	Mobile Telesystems ADR	2,073,480
7,650	NovaTek GDR	573,750
244,750	Rosneft Oil GDR	1,634,930
186	Sberbank GDR	54,773
57,900	Severstal GDR	683,799
31,150	Uralkali GDR	654,773
		14,800,039
	South Africa — 3.3%
72,393	ABSA Group	1,351,895
18,848	AngloGold Ashanti	762,958
44,768	Impala Platinum Holdings	1,214,005
45,573	MTN Group	731,839
129,274	Raubex Group	390,518
36,595	Shoprite Holdings	459,278
108,474	Standard Bank Group	1,690,554
		6,601,047
	South Korea — 16.2%
84,980	Daegu Bank	1,096,400
17,145	GS Engineering & Construction	1,160,406
34,000	Hana Financial Group	1,013,959
13,840	Hynix Semiconductor (1)	263,452
10,060	Hyundai Department Store	1,004,298
2,318	Hyundai Heavy Industries	526,551
2,485	Hyundai Mobis	429,934
26,492	Hyundai Motor	3,339,516
8,754	LG Chem	2,436,604
6,096	LG Electronics	518,315
4,849	LG Household & Health Care	1,528,132
161,580	LG Uplus	1,089,503
8,774	POSCO	3,652,122
11,397	Samsung Electronics	7,810,127
4,364	Samsung Fire & Marine Insurance	760,562
62,090	Shinhan Financial Group	2,547,686
3,994	Shinsegae	1,912,525
7,594	SK Energy	793,451
		31,883,543
	Taiwan — 10.1%
681,214	Acer	1,829,364
131,550	Asustek Computer	994,345
403,000	Cathay Financial Holding	635,718
75,900	Cathay Financial Holding GDR	1,193,801
1,545,332.878000	China Steel	1,467,945
27,994.300000	China Steel GDR	530,296
2,210,000	Chinatrust Financial Holding	1,328,075
70,800	Chunghwa Telecom ADR	1,497,420
1,171,000	Far Eastern New Century	1,361,585
372,000	HON HAI Precision Industry	1,501,972
241,514	HON HAI Precision Industry GDR	1,992,491
644,099	Pegatron (1)	745,905
1,246,139	Taiwan Semiconductor Manufacturing	2,433,774
239,184	Taiwan Semiconductor Manufacturing ADR	2,415,758
		19,928,449
	Thailand — 3.5%
468,700	Bangkok Bank	2,020,133
46,600	Banpu NVDR	901,656
547,400	Kasikornbank NVDR	1,697,364
264,600	PTT	2,083,982
73,700	Thai Oil	100,552
		6,803,687
	Turkey — 4.3%
57,889	Anadolu Efes Biracilik Ve Malt Sanayii	732,187
125,714	TAV Havalimanlari Holding (1)	535,594
53,070	Tupras Turkiye Petrol Rafine	1,209,990
225,212	Turk Telekomunikasyon	847,056
354,525	Turkiye Garanti Bankasi	1,840,830
159,401	Turkiye Halk Bankasi	1,294,563
458,750	Turkiye Is Bankasi Class C	1,725,428

Shares		Value $

212,941	Turkiye Sinai Kalkinma Bankasi	292,011
		8,477,659
	TOTAL COMMON STOCK (Cost $171,679,429)	182,982,409

	PREFERRED STOCK — 3.8%
	Brazil — 3.8%
28,879	Bradespar	606,623
11,271.200000	Cia Energetica de Minas Gerais	167,979
1,391	Itau Unibanco Holding	31,116
91,823	Petroleo Brasileiro ADR	2,924,563
12,892	Usinas Siderurgicas de Minas Gerais Class A	362,221
137,800	Vale ADR	3,338,894
500	Vale Class A	12,128
	TOTAL PREFERRED STOCK (Cost $7,696,261)	7,443,524

	EQUITY-LINKED
	WARRANT (1) (3) (4) — 1.5%
	Russia — 1.5%
1,038,298	Sberbank Savings Bank of the Russian Federation, Expires 02/28/18	2,896,851
	TOTAL EQUITY-LINKED WARRANT (Cost $2,535,148)	2,896,851

	SHORT-TERM INVESTMENT (6) — 1.4%
2,691,538	JPMorgan Prime Money Market Fund, 0.120% (Cost $2,691,538)	2,691,538

	TOTAL INVESTMENTS — 99.6% (Cost $184,602,376) *	196,014,322
	OTHER ASSETS LESS LIABILITIES — 0.4%	816,763
	NET ASSETS — 100%	$196,831,085

*              At July 31, 2010, the tax basis cost of the Fund’s investments was $184,602,376, and the unrealized appreciation and depreciation were $14,634,246 and $(3,222,300), respectively.

(1)	Denotes non-income producing security.
(2)	Security is fair valued.
(3)	Securities are not readily marketable.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2010, the value of these securities amounted to $6,685,691, representing 3.4% of the net assets of the Fund.

(5)	Security considered illiquid. On July 31, 2010 the value of these securities amounted to $2,462,856, representing 1.3% of the net assets of the Fund.
(6)	The rate shown represents the 7-day current yield as of July 31, 2010.

ADR — American Depositary Receipt
GDR — Global Depositary Receipt
NVDR — Non Voting Depositary Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder U.S. Small and Mid Cap Opportunities Fund

Schedule of Investments

July 31, 2010 (unaudited)

Shares		Value $

	COMMON STOCK —87.3%
	Auto & Transportation — 1.4%
16,500	Ryder System	720,555
11,700	Wabtec	521,937
		1,242,492
	Consumer Discretionary — 18.1%
102,000	Burger King Holdings	1,762,560
17,700	Carter’s (1)	429,048
25,300	Copart (1)	921,932
13,500	Corrections Corp. of America (1)	264,195
33,100	DeVry	1,780,780
15,000	Dick’s Sporting Goods (1)	394,650
9,000	DreamWorks Animation SKG (1)	280,440
29,800	Interpublic Group of Cos. (1)	272,372
10,200	Lamar Advertising Class A (1)	278,970
23,000	Life Time Fitness (1)	836,280
9,900	Magna International Class A	739,332
18,000	Men’s Wearhouse	350,280
61,400	Monster Worldwide (1)	842,408
35,000	Penske Automotive Group (1)	490,000
28,900	Rent-A-Center	635,511
76,700	Republic Services	2,443,662
12,200	Ritchie Bros Auctioneers	227,042
17,500	Ross Stores	921,550
60,800	Scientific Games Class A (1)	643,872
61,200	VeriSign (1)	1,722,780
		16,237,664
	Consumer Staples — 2.5%
4,900	JM Smucker	301,007
35,700	NBTY (1)	1,923,873
		2,224,880
	Financial Services — 15.7%
9,900	Bank of Hawaii	493,119
82,800	Chimera Investment REIT	320,436
28,400	Comerica	1,089,424
17,000	Cullen/Frost Bankers	938,570
8,100	Digital Realty Trust REIT	512,082
1,200	Global Payments	45,276
72,500	HCC Insurance Holdings	1,893,700
11,800	Health Care REIT	534,658
10,100	Investment Technology Group (1)	158,671
34,400	Knight Capital Group (1)	494,672
13,700	LaSalle Hotel Properties REIT	324,964
40,600	Lazard LP Class A	1,204,602
84,500	People’s United Financial	1,169,480
200	Portfolio Recovery Associates (1)	13,936
16,700	Reinsurance Group of America	801,266
17,500	Tanger Factory Outlet Centers REIT	782,250
12,500	Westamerica Bancorporation	672,000
14,200	Willis Group Holdings	434,520
82,700	WR Berkley	2,233,727
		14,117,353
	Health Care — 14.6%
5,700	Alexion Pharmaceuticals (1)	309,852
20,600	AMERIGROUP (1)	736,656
15,000	CareFusion (1)	316,050
23,900	DaVita (1)	1,369,948
15,800	DENTSPLY International	474,316
17,100	Emdeon Class A (1)	213,750
20,900	Emergency Medical Services (1)	935,066
13,275	Furiex Pharmaceuticals (1)	155,450
8,300	Gen-Probe (1)	373,251
26,600	Health Management Associates (1)	190,456
22,000	Hologic (1)	311,080
11,900	Hospira (1)	619,990
26,800	Life Technologies (1)	1,152,132
18,500	LifePoint Hospitals (1)	571,835
36,800	Masimo	849,344
24,500	Nektar Therapeutics (1)	319,970
72,300	Omnicare	1,780,749
7,700	Onyx Pharmaceuticals (1)	200,200
65,200	Pharmaceutical Product Development	1,581,752
17,200	West Pharmaceutical Services	625,048
		13,086,895
	Materials & Processing — 9.1%
10,300	Airgas	672,487
31,400	Cabot	926,300
16,400	Cabot Microelectronics (1)	536,116
69,100	Crown Holdings (1)	1,923,053
6,600	Kaydon	250,734
32,200	Molycorp	397,348
22,500	Pactiv (1)	684,450
11,300	Pan American Silver (2)	259,448
16,400	Reliance Steel & Aluminum	644,192
6,200	Royal Gold	273,606
20,400	Silgan Holdings	579,768
35,088	Sino-Forest (1) (2)	540,262
53,070	Yamana Gold	499,919
		8,187,683
	Other Energy — 1.7%
12,000	Concho Resources (1)	719,760
19,700	SM Energy	815,974
		1,535,734
	Producer Durables — 5.4%
29,800	Aecom Technology (1)	719,372
1,500	Baldor Electric	57,330
22,900	Deluxe	471,282
17,400	Dover	834,678
4,900	Hewitt Associates Class A (1)	240,590
29,550	IDEX	950,623

Shares		Value $

13,300	Quanta Services (1)	285,684
67,700	Steelcase	467,807
19,100	Verisk Analytics Class A (1)	567,079
9,400	Zebra Technologies Class A (1)	257,936
		4,852,381
	Technology — 12.9%
82,300	Amdocs (1)	2,249,259
118,900	Atmel (1)	621,847
92,900	Brocade Communications Systems (1)	459,855
10,400	Citrix Systems (1)	572,208
25,700	Digital River (1)	675,653
104,100	Integrated Device Technology (1)	604,821
47,200	Molex	930,312
43,600	National Semiconductor	601,680
70,200	Parametric Technology (1)	1,259,388
37,800	QLogic (1)	601,776
17,300	Rovi (1)	769,850
33,200	SAIC (1)	552,116
124,100	Tellabs	866,218
28,900	TIBCO Software (1)	391,884
27,800	TriQuint Semiconductor (1)	192,654
10,400	VeriFone Systems (1)	227,552
		11,577,073
	Telecommunication Services — 0.9%
15,700	NII Holdings (1)	588,122
10,200	tw telecom (1)	192,984
		781,106
	Utilities — 5.0%
14,300	Cleco	408,265
22,300	Energen	991,012
67,600	MetroPCS Communications (1)	605,020
45,800	NeuStar Class A (1)	1,063,934
16,300	Northeast Utilities	453,792
23,600	Portland General Electric	450,760
19,700	Westar Energy	470,436
		4,443,219
	TOTAL COMMON STOCK (Cost $74,210,939)	78,286,480

	INVESTMENT COMPANIES — 1.6%
	United States — 1.6%
7,300	iShares Russell 2000 Index Fund	474,938
11,100	iShares Russell Midcap Index Fund	954,600
	TOTAL INVESTMENT COMPANIES (Cost $1,424,537)	1,429,538

	SHORT-TERM INVESTMENT (3) — 18.5%
16,575,200	JPMorgan Prime Money Market Fund, 0.120% (Cost $16,575,200)	16,575,200

	TOTAL INVESTMENTS — 107.4% (Cost $92,210,676) *	96,291,218
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%	(6,657,870)
	NET ASSETS — 100%	$89,633,348

*              At July 31, 2010, the tax basis cost of the Fund’s investments was $92,210,676, and the unrealized appreciation and depreciation were $5,863,144 and $(1,782,602), respectively.

(1)   Denotes non-income producing security.

(2)   Canadian domiciled company.

(3)   The rate shown represents the 7-day current yield as of July 31, 2010.

LP — Limited Partnership

REIT — Real Estate Investment Trust

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Total Return Fixed Income Fund

Schedule of Investments

July 31, 2010 (unaudited)

Principal Amount ($)		Value $

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 48.1%
	FHLMC
1,137,897	5.000%, 11/01/36	1,215,876
2,481,169	4.500%, 10/15/29	2,670,907
	FHLMC Gold
223,316	6.500%, 07/01/32	244,987
17,939	6.000%, 12/01/28	19,811
1,493,896	5.000%, 08/01/33	1,599,072
	FHLMC IO REMIC
33	1153.506%, 01/15/22 (1) (2)	822
	FHLMC REMIC
3,245,000	5.500%, 08/15/36	3,530,314
1,081,000	4.500%, 12/15/32	1,178,292
	FHLMC TBA
6,200,000	6.000%, 09/15/40	6,717,316
6,240,000	5.500%, 09/15/40	6,700,200
2,710,000	5.000%, 09/15/40	2,878,107
2,335,000	4.500%, 08/15/25	2,473,276
	FNMA
92,689	7.500%, 12/01/29	103,354
7	7.000%, 12/01/10	8
121,812	6.000%, 12/01/28	132,453
193,595	6.000%, 10/01/29	210,506
2,921,369	6.000%, 05/01/36	3,176,565
2,457,538	6.000%, 09/01/37	2,672,216
167,669	5.500%, 10/01/32	180,868
1,727,234	5.500%, 07/01/33	1,863,207
1,958,628	5.500%, 04/01/34	2,112,817
1,433,892	5.500%, 11/01/34	1,546,772
1,381,806	5.500%, 12/01/34	1,490,586
4,532,089	5.500%, 10/01/35	4,888,869
2,373,052	5.500%, 12/01/35	2,559,866
3,752,269	5.500%, 07/01/38	4,047,659
885,363	5.000%, 10/01/29	947,813
2,897,519	5.000%, 06/01/35	3,091,557
4,228,592	5.000%, 11/01/35	4,511,768
	FNMA IO
3,537,208	5.000%, 07/01/18 (2)	367,585
	FNMA IO REMIC
3,449,927	5.500%, 01/25/19 (2)	315,618
	FNMA REMIC
476,259	6.500%, 12/25/23	531,921
928,000	5.500%, 04/25/27	1,013,436
411,412	5.000%, 07/25/37	447,285
	FNMA TBA
9,190,000	5.000%, 10/01/40	9,762,941
	GNMA
18,484	8.000%, 11/15/17	20,673
14,730	8.000%, 06/15/26	16,475
96,859	7.000%, 09/15/23	107,993
490,277	5.000%, 12/20/20	555,688
2,158,000	5.000%, 12/20/33	2,375,934
1,870,000	4.500%, 01/20/34	2,069,155
1,526,000	4.500%, 02/20/34	1,682,701
3,267,000	4.500%, 07/20/34	3,575,880
1,140,000	4.500%, 12/20/34	1,247,958
4,378,000	3.000%, 07/20/40	4,461,239
1,697,590	0.858%, 12/20/38	1,702,668
1,851,513	0.838%, 07/20/37	1,855,573
78,559	0.788%, 11/20/38	78,656
	GNMA IO
271,571	4.500%, 11/20/32 (2)	26,290
1,406,895	4.500%, 06/20/33 (2)	152,847
	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (Cost $92,652,721)	95,134,380

	CORPORATE OBLIGATIONS (3) — 37.2%
	Abbott Laboratories
375,000	4.125%, 05/27/20	397,993
	ACCO Brands
450,000	10.625%, 03/15/15	501,750
	Advance Auto Parts
500,000	5.750%, 05/01/20	523,294
	Advanced Micro Devices (4)
430,000	7.750%, 08/01/20	436,450
	Air Canada (4)
520,000	9.250%, 08/01/15	527,800
	Alliance One International
350,000	10.000%, 07/15/16	363,563
	Altria Group
445,000	9.950%, 11/10/38	623,201
	America Movil (4)
325,000	5.000%, 10/16/19	346,608
	Anadarko Petroleum
510,000	5.750%, 06/15/14	508,614
	Anheuser-Busch InBev Worldwide (4)
55,000	7.750%, 01/15/19	68,607
770,000	5.375%, 11/15/14	855,174
	ArcelorMittal
170,000	7.000%, 10/15/39	183,335
	AT&T
885,000	6.550%, 02/15/39	1,020,540
	Atlas Energy Operating LLC
80,000	10.750%, 02/01/18	89,600
	Atmos Energy
185,000	8.500%, 03/15/19	237,621

Principal Amount ($)		Value $

	AutoNation
410,000	6.750%, 04/15/18	415,125
	Bank of America
335,000	6.000%, 09/01/17	362,243
855,000	5.650%, 05/01/18	896,437
	Barclays Bank
895,000	6.750%, 05/22/19	1,036,011
	Berkshire Hathaway (1)
1,790,000	0.858%, 02/11/13	1,797,514
	Berry Plastics Escrow LLC (4)
440,000	8.250%, 11/15/15	452,100
	BNP Paribas
1,535,000	3.250%, 03/11/15	1,567,752
	Browning-Ferris Industries
240,000	7.400%, 09/15/35	288,190
	Bunge Finance
1,225,000	5.350%, 04/15/14	1,307,967
	Calpine (4)
485,000	7.875%, 07/31/20	492,275
	Canadian Imperial Bank of Commerce (4)
1,990,000	2.000%, 02/04/13	2,028,600
	Case New Holland
385,000	7.750%, 09/01/13	407,138
	Cenovus Energy
250,000	6.750%, 11/15/39	302,217
	Cequel Communications Holding I LLC (4)
475,000	8.625%, 11/15/17	486,875
	Cie de Financement Foncier (4)
800,000	2.125%, 04/22/13	809,408
	Cloud Peak Energy Resources LLC (4)
325,000	8.250%, 12/15/17	341,250
	CNA Financial
835,000	7.350%, 11/15/19	908,912
	Comcast
600,000	6.500%, 01/15/17	699,982
	Commonwealth Edison
425,000	4.000%, 08/01/20	435,497
	Consolidated Edison of New York
125,000	4.450%, 06/15/20	134,807
	Credit Suisse NY
1,455,000	6.000%, 02/15/18	1,583,816
	Crosstex Energy
355,000	8.875%, 02/15/18	372,750
	CSX
255,000	6.150%, 05/01/37	281,679
	CVS Caremark
450,000	5.750%, 06/01/17	507,040
	Delta Air Lines (4)
430,000	9.500%, 09/15/14	467,625
	Deutsche Telekom International Finance BV
400,000	8.750%, 06/15/30	540,848
	Dexia Credit Local (4)
845,000	2.750%, 04/29/14	855,492
	Digital Realty Trust (4)
620,000	5.875%, 02/01/20	636,240
	DirecTV Holdings LLC
315,000	5.875%, 10/01/19	350,898
	Discovery Communications LLC
890,000	5.050%, 06/01/20	949,231
	Dow Chemical
105,000	8.550%, 05/15/19	131,344
	Duke Energy Carolinas LLC
90,000	4.300%, 06/15/20	96,487
	DuPont Fabros Technology
550,000	8.500%, 12/15/17	587,812
	El Paso Pipeline Partners Operating LLC
455,000	6.500%, 04/01/20	483,738
	Embraer Overseas
170,000	6.375%, 01/15/20	181,475
	Energy Transfer Partners LP
610,000	9.000%, 04/15/19	748,574
250,000	7.500%, 07/01/38	278,329
	EQT
90,000	8.125%, 06/01/19	108,915
	Expro Finance Luxembourg SCA (4)
475,000	8.500%, 12/15/16	466,094
	Ford Motor Credit LLC
370,000	6.625%, 08/15/17	367,751
	Frontier Communications
75,000	8.500%, 04/15/20 (4)	80,437
375,000	8.125%, 10/01/18	399,375
	Goldman Sachs Group
835,000	5.375%, 03/15/20	861,103
1,275,000	3.700%, 08/01/15	1,285,544
	Grupo Bimbo (4)
815,000	4.875%, 06/30/20	829,781
	GXS Worldwide (4)
465,000	9.750%, 06/15/15	448,725
	Hartford Financial Services Group
220,000	6.625%, 03/30/40	206,467
355,000	5.500%, 03/30/20	353,346
	HCA
270,000	7.250%, 09/15/20	286,875
	Helix Energy Solutions Group (4)
450,000	9.500%, 01/15/16	438,750

Principal Amount ($)		Value $

	Holcim US Finance (4)
160,000	6.000%, 12/30/19	173,984
	HSBC Bank (4)
605,000	3.500%, 06/28/15	627,139
	International Paper
445,000	7.300%, 11/15/39	511,681
	Jarden
225,000	7.500%, 01/15/20	230,625
	JC Penney
715,000	5.750%, 02/15/18	727,513
	JPMorgan Chase Bank
475,000	6.000%, 10/01/17	534,644
	JPMorgan Chase Capital XXVII
350,000	7.000%, 11/01/39	363,432
	Kinder Morgan Energy Partners
460,000	6.500%, 09/01/39	503,237
	Kraft Foods
340,000	6.875%, 02/01/38	405,052
185,000	5.375%, 02/10/20	202,743
	LBI Escrow (4)
175,000	8.000%, 11/01/17	184,406
	Macy’s Retail Holdings
380,000	6.700%, 07/15/34	372,400
	Magellan Midstream Partners LP
90,000	6.550%, 07/15/19	105,015
	Marathon Oil
76,000	7.500%, 02/15/19	93,620
	McDonald’s
590,000	6.300%, 03/01/38	712,647
	McKesson
330,000	7.500%, 02/15/19	411,830
	MetLife
355,000	6.400%, 12/15/36	331,037
	Midamerican Energy Holdings
505,000	5.750%, 04/01/18	575,922
	Morgan Stanley
335,000	6.625%, 04/01/18	364,887
250,000	6.000%, 05/13/14	272,370
	Nabors Industries (4)
285,000	6.150%, 02/15/18	314,903
	NBC Universal (4)
640,000	5.150%, 04/30/20	681,560
	Nevada Power, Series L
125,000	5.875%, 01/15/15	141,401
	Newmont Mining
395,000	6.250%, 10/01/39	440,118
	Nexen
145,000	7.500%, 07/30/39	180,549
25,000	6.200%, 07/30/19	28,748
	Nextel Communications
100,000	6.875%, 10/31/13	100,000
	Nisource Finance
215,000	6.125%, 03/01/22	237,147
	Nomura Holdings
600,000	6.700%, 03/04/20	664,256
	Nordstrom
345,000	6.750%, 06/01/14	401,152
230,000	4.750%, 05/01/20	240,293
	Norfolk Southern
275,000	5.900%, 06/15/19	318,410
	Pacific LifeCorp (4)
500,000	6.000%, 02/10/20	530,199
	PAETEC Holding
460,000	8.875%, 06/30/17	477,825
	Petrobras International Finance
270,000	5.750%, 01/20/20	288,407
	Plains All American Pipeline
80,000	8.750%, 05/01/19	99,832
	Plains Exploration & Production
445,000	7.625%, 04/01/20	452,788
	PNC Bank
1,080,000	6.875%, 04/01/18	1,234,410
	Prudential Financial
380,000	4.750%, 09/17/15	403,396
	QVC (4)
295,000	7.500%, 10/01/19	305,325
	Qwest
165,000	7.625%, 06/15/15	182,325
	Qwest Communications International (4)
295,000	7.125%, 04/01/18	306,800
	Rabobank Nederland (1) (4)
115,000	11.000%, 12/31/49	145,651
	Range Resources
345,000	6.750%, 08/01/20	348,019
	Republic Services (4)
90,000	5.250%, 11/15/21	97,472
	Reynolds American
690,000	7.625%, 06/01/16	803,476
310,000	7.250%, 06/15/37	323,730
	Rowan
375,000	7.875%, 08/01/19	419,031
	Royal Bank of Canada
300,000	2.625%, 12/15/15	305,315
	Royal Bank of Scotland
1,080,000	4.875%, 03/16/15	1,117,497
2,230,000	2.625%, 05/11/12 (4)	2,282,327

Principal Amount ($)		Value $

	Severstal Columbus LLC (4)
150,000	10.250%, 02/15/18	155,625
	Shinhan Bank (4)
585,000	4.375%, 09/15/15	595,792
	Simon Property Group
105,000	5.650%, 02/01/20	115,651
	Sinclair Television Group (4)
245,000	9.250%, 11/01/17	257,250
	Sprint Nextel
430,000	8.375%, 08/15/17	451,500
	Standard Chartered (4)
330,000	3.850%, 04/27/15	340,477
	Steel Dynamics (4)
375,000	7.625%, 03/15/20	385,781
	Svenska Handelsbanken (4)
750,000	4.875%, 06/10/14	810,044
	Talisman Energy
425,000	6.250%, 02/01/38	462,132
	Teck Resources
200,000	10.750%, 05/15/19	250,136
	Telecom Italia Capital
735,000	6.175%, 06/18/14	799,421
	Tenneco (4)
590,000	7.750%, 08/15/18	600,325
	Time Warner
475,000	6.100%, 07/15/40	503,398
	TransCanada PipeLines
180,000	6.100%, 06/01/40	199,934
	US Bank
440,000	4.950%, 10/30/14	482,807
	Vale Overseas
605,000	6.875%, 11/10/39	669,974
155,000	5.625%, 09/15/19	169,205
	Valeant Pharmaceuticals International (4)
265,000	7.625%, 03/15/20	316,675
	Valero Energy
435,000	6.125%, 02/01/20	472,805
130,000	4.500%, 02/01/15	137,439
	Ventas Realty
445,000	6.750%, 04/01/17	459,066
	Wachovia Bank (1)
1,000,000	0.724%, 11/03/14	955,461
	Wal-Mart Stores
1,050,000	3.625%, 07/08/20	1,057,319
	Waste Management
140,000	4.750%, 06/30/20	145,779
	Watson Pharmaceuticals
415,000	6.125%, 08/15/19	472,345
	Whirlpool
470,000	8.000%, 05/01/12	514,784
	Windstream (4)
485,000	7.875%, 11/01/17	495,913
	WMG Acquisition
430,000	9.500%, 06/15/16	469,775
	WPP Finance UK
430,000	8.000%, 09/15/14	510,552
	Wynn Las Vegas LLC (4)
550,000	7.750%, 08/15/20	560,313
	Yonkers Racing (4)
410,000	11.375%, 07/15/16	445,875
	Yum! Brands
450,000	6.875%, 11/15/37	527,227
	TOTAL CORPORATE OBLIGATIONS (Cost $69,601,475)	73,408,317

	U.S. TREASURY OBLIGATIONS (3) — 7.3%
	U.S. Treasury Bill (5)
5,500,000	0.152%, 09/09/10	5,499,203
	U.S. Treasury Inflation Index Note
1,835,000	2.500%, 01/15/29	2,086,163
	U.S. Treasury Note
3,685,000	4.375%, 11/15/39	3,935,466
1,055,000	3.500%, 05/15/20	1,108,084
1,525,000	1.875%, 06/30/15	1,547,756
300,000	1.000%, 07/15/13	301,571
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,086,341)	14,478,243

	COMMERCIAL MORTGAGE-BACKED OBLIGATIONS — 6.2%
	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2
1,390,000	6.460%, 10/15/36	1,473,582
	Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A (1)
2,954,000	5.149%, 10/12/42	3,215,392
	Four Times Square Trust (4)
1,163,000	5.401%, 12/13/28	1,236,382
	JP Morgan Chase Commercial Mortgage Securities (4)
1,367,658	3.853%, 06/15/43	1,421,625

Principal Amount ($)		Value $

	LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A5
1,220,000	6.133%, 12/15/30	1,275,598
	LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A4
510,000	4.960%, 12/15/31	542,280
	Morgan Stanley Capital I, Series 2003-T11, Class A4
1,790,000	5.150%, 06/13/41	1,921,793
	OBP Depositor LLC Trust (4)
1,110,000	4.646%, 07/15/45	1,157,458
	TOTAL COMMERCIAL MORTGAGE- BACKED OBLIGATIONS (Cost $11,764,065)	12,244,110

	MUNICIPAL BONDS — 0.3%
	New York — 0.1%
150,000	New York City Municipal Water Finance Authority, RB
	5.724%, 06/15/42	154,554

	Texas — 0.2%
340,000	Texas State Transportation Commission, 1st Tier, RB, Series B
	5.178%, 04/01/30	348,085
	TOTAL MUNICIPAL BONDS (Cost $490,000)	502,639

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
	Residential Accredit Loans, Series 1999-QS4, Class A1
30,725	6.250%, 03/25/14	31,452
	Salomon Brothers Mortgage Securities VII, Series 2001-CPB1, Class A (1)
15,544	3.175%, 12/25/30	15,293
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $46,522)	46,745

	SHORT-TERM INVESTMENT (6) — 16.1%
31,903,456	JPMorgan Prime Money Market Fund, 0.120% (Cost $31,903,456)	31,903,456

	TOTAL INVESTMENTS — 115.2% (Cost $220,544,580) *	227,717,890
	OTHER LIABILITIES IN EXCESS OF OTHER ASSETS — (15.2)%	(30,090,824)
	NET ASSETS — 100%	$197,627,066

*	At July 31, 2010, the tax basis cost of the Fund’s investments was $220,544,580, and the unrealized appreciation and depreciation were $7,350,081 and $(176,771), respectively.

(1)	Variable Rate Security — Rate disclosed is as of July 31, 2010
(2)	Security considered illiquid. On July 31, 2010 the value of these securities amounted to $863,162, representing 0.4% of the net assets of the Fund.
(3)	Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2010, the value of these securities amounted to $25,497,592, representing 12.9% of the net assets of the Fund.

(5)	Zero Coupon Security — Rate disclosed is the effective yield at time of purchase.
(6)	The rate shown represents the 7-day current yield as of July 31, 2010.

FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
IO — Interest Only
LLC — Limited Liability Corporation
LP — Limited Partnership
NY — New York
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
TBA — To Be Announced

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

A summary of the open futures contracts held by the Fund at July 31, 2010, is as follows:

			Unrealized
	Number of		Appreciation
Type of	Contracts	Expiration	(Depreciation)
Contract	Long (Short)	Date	($ Thousands)
Australian 10-Year Bond	34	Sep-2010	$(30,546)
Canadian 10-Year Bond	39	Sep-2010	103,926
Long Gilt 10-Year Bond	(15)	Sep-2010	(48,398)
U.S. 10-Year Treasury Note	(153)	Sep-2010	(148,247)
U.S. 2-Year Treasury Note	(2)	Oct-2010	(503)
U.S. 5-Year Treasury Note	8	Oct-2010	11,361
U.S. Long Treasury Bond	49	Oct-2010	182,867
U.S. Ultra Long Treasury Bond	18	Sep-2010	(20,610)
			$49,850

Schroder Multi-Asset Growth Portfolio

Schedule of Investments

July 31, 2010 (unaudited)

Shares		Value $

	EQUITIES — 41.7%
	Domestic Equity — 20.8%
1,321	iShares S&P 500 Index Fund	146,208
139,225	Schroder U.S. Small and Mid Cap Opportunities Fund, Investor Shares (1) (2)	1,431,237
		1,577,445
	International Equities — 20.9%
4,600	iShares MSCI EAFE Index Fund	238,832
6,785	iShares MSCI Pacific ex-Japan Index Fund	271,604
22,399	Schroder Emerging Market Equity Fund, Investor Shares (2)	273,267
20,781	Schroder International Alpha Fund, Investor Shares (2)	192,637
74,822	Schroder International Multi-Cap Value Fund, Investor Shares (2)	603,066
		1,579,406
	TOTAL EQUITIES (Cost $2,420,114)	3,156,851

	FIXED INCOME — 34.3%
	Corporate Bond — 7.6%
5,240	iShares iBoxx Investment Grade Corporate Bond Fund	577,972

	Emerging Market Bonds — 12.0%
55,012	PIMCO Developing Local Markets Fund	561,122
21,217	PIMCO Emerging Markets Bond Fund	234,449
4,204	PowerShares Emerging Markets Sovereign Debt Portfolio	113,634
		909,205
	High Yield Bonds — 14.7%
103,300	Goldman Sachs High Yield Fund	733,432
39,621	T. Rowe Price High Yield Fund	381,943
		1,115,375
	TOTAL FIXED INCOME (Cost $2,375,965)	2,602,552

	COMMODITIES — 5.8%
55,246	PIMCO Commodity RealReturn Strategy Fund	438,098
	(Cost $409,502)	438,098

	REAL ESTATE — 4.5%
2,815	iShares Dow Jones U.S. Real Estate Index Fund	145,507
6,619	iShares S&P World ex-U.S. Property Index Fund	197,776
	TOTAL REAL ESTATE (Cost $392,381)	343,283

	INFRASTRUCTURE — 3.7%
160,414	HSBC Infrastructure	283,097
	(Cost $291,969)	283,097

	PRIVATE EQUITY — 0.7%
5,534	PowerShares Listed Private Equity Portfolio	50,691
	(Cost $64,018)	50,691

	SHORT-TERM INVESTMENT (3) — 8.6%
650,266	JPMorgan Prime Money Market Fund, 0.120% (Cost $650,266)	650,266

	TOTAL INVESTMENTS — 99.3% (Cost $6,604,215) *	7,524,838
	OTHER ASSETS LESS LIABILITIES — 0.7%	55,952
	NET ASSETS — 100%	$7,580,790

*	At July 31, 2010, the tax basis cost of the Fund’s investments was $6,604,215, and the unrealized appreciation and depreciation were $995,371 and $(74,748), respectively.

(1)	Denotes non-income producing security.
(2)	Affiliated fund.
(3)	The rate shown represents the 7-day current yield as of July 31, 2010.

AUD — Australian Dollar

CAD — Canadian Dollar

DJ — Dow Jones

EAFE — Europe, Australasia, and the Far East

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound Sterling

JPY — Japanese Yen

KRW — Korean Won

MSCI — Morgan Stanley Capital International

MYR — Malaysian Ringgit

NOK — Norwegian Krone

S&P — Standard & Poor’s

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — United States Dollar

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2010, is as follows:

					Unrealized
					Appreciation
	Currency to Deliver		Currency to Receive		(Depreciation)
Settlement Date	(Thousands)		(Thousands)		($ Thousands)
8/26/10	JPY	33,381,000	USD	361,044	$(25,447)
8/26/10	USD	260,707	JPY	22,950,000	5,012
9/16/10	AUD	295,000	USD	251,839	(13,383)
9/16/10	EUR	214,052	NOK	1,686,729	(1,905)
9/16/10	EUR	729,690	USD	895,286	(55,440)
9/16/10	USD	256,818	AUD	295,000	8,404
9/16/10	USD	148,653	EUR	120,000	7,697
9/30/10	EUR	100,000	GBP	83,468	611
10/14/10	USD	220,482	CAD	227,500	556
10/14/10	USD	148,509	TWD	4,730,000	(463)
10/19/10	USD	72,023	KRW	87,000,000	1,775
10/20/10	USD	156,240	MYR	503,000	1,212
10/21/10	USD	369,921	SGD	508,600	4,265
					$(67,106)

A summary of the open futures contracts held by the Fund at July 31, 2010, is as follows:

			Unrealized
	Number of		Appreciation
Type of	Contracts	Expiration	(Depreciation)
Contract	Long (Short)	Date	($ Thousands)
DJ Euro Stoxx 50 Index	(6)	Sep-2010	$(1,332)
FTSE Index	6	Sep-2010	1,066
NASDAQ 100 E-MINI	4	Sep-2010	1,255
Russell 2000 Index E-MINI	(21)	Sep-2010	(25,298)
S&P 500 Index EMINI	22	Sep-2010	14,206
U.S. 10-Year Treasury Note	3	Sep-2010	3,651
			$(6,452)

Schroder Funds

Fair Value Measurements

July 31, 2010 (unaudited)

The following is a summary of the inputs used as of July 31, 2010 in valuing the Schroder Funds’ investments carried at value:

Schroder International Multi-Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Australia	$419,000	$—	$—	$419,000
Austria	91,867	—	—	91,867
Belgium	214,256	—	—	214,256
Bermuda	111,641	—	—	111,641

	Level 1	Level 2	Level 3	Total
Investments in Securities — (continued)
Common Stock — (concluded)
Brazil	$102,210	$—	$—	$102,210
Canada	933,785	—	—	933,785
Cayman Islands	3,420	—	—	3,420
Chile	56,772	—	—	56,772
China	21,758	—	—	21,758
Cyprus	15,292	—	—	15,292
Czech Republic	27,789	—	—	27,789
Finland	260,270	—	—	260,270
France	842,986	—	—	842,986
Germany	500,512	—	—	500,512
Greece	68,232	—	—	68,232
Guernsey	5,106	—	—	5,106
Hong Kong	278,081	—	—	278,081
Hungary	26,715	—	—	26,715
Indonesia	45,084	—	—	45,084
Ireland	55,399	—	—	55,399
Israel	—	138,054	—	138,054
Italy	313,970	—	—	313,970
Japan	2,680,335	—	—	2,680,335
Malaysia	86,387	—	—	86,387
Malta	—	—	—	—
Mexico	30,486	—	—	30,486
Netherlands	348,995	—	—	348,995
New Zealand	30,030	—	—	30,030
Norway	190,141	—	—	190,141
Phillippines	65,412	—	—	65,412
Poland	71,569	—	—	71,569
Portugal	74,022	—	—	74,022
Russia	38,850	—	—	38,850
Singapore	212,983	—	—	212,983
South Africa	73,789	—	—	73,789
South Korea	143,512	—	—	143,512
Spain	344,096	—	—	344,096
Sweden	214,076	—	—	214,076
Switzerland	376,979	—	—	376,979
Taiwan	308,412	—	—	308,412
Thailand	148,920	—	—	148,920
Turkey	114,541	—	—	114,541
United Kingdom	1,303,012	24,720	—	1,327,732
	11,250,692	162,774	—	11,413,466

	Level 1	Level 2	Level 3	Total
Investments in Securities — (concluded)
Preferred Stock
Brazil	$28,443	$—	$—	$28,443
Germany	75,077	—	—	75,077
	103,520	—	—	103,520
Warrants
France	54	—	—	54
Italy	114	—	—	114
	168	—	—	168
Rights
Australia	245	—	—	245

Short-Term Investment	142,667	—	—	142,667

Total Investments in Securities	$11,497,292	$162,774	$—	$11,660,066

Schroder Emerging Market Equity Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Brazil	$23,900,836	$—	$—	$23,900,836
China	21,503,768	—	—	21,503,768
Egypt	—	1,423,182	—	1,423,182
Hong Kong	14,291,865	—	—	14,291,865
Hungary	2,497,707	—	—	2,497,707
India	15,475,085	—	—	15,475,085
Indonesia	7,455,257	—	—	7,455,257
Malaysia	2,268,704	—	—	2,268,704
Mexico	1,751,233	—	—	1,751,233
Peru	1,303,515	—	—	1,303,515
Poland	2,616,833	—	—	2,616,833
Russia	14,800,039	—	—	14,800,039
South Africa	6,601,047	—	—	6,601,047
South Korea	31,883,543	—	—	31,883,543
Taiwan	19,928,449	—	—	19,928,449
Thailand	6,803,687	—	—	6,803,687
Turkey	8,477,659	—	—	8,477,659
	181,559,227	1,423,182	—	182,982,409

	Level 1	Level 2	Level 3	Total
Investments in Securities — (concluded)
Preferred Stock
Brazil	$7,443,524	$—	$—	$7,443,524
Equity Linked Warrant
Russia	—	2,896,851	—	2,896,851

Short-Term Investment	2,691,538	—	—	2,691,538

Total Investments in Securities	$191,694,289	$4,320,033	$—	$196,014,322

Schroder U.S. Small and Mid Cap Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock
Auto & Transportation	$1,242,492	$—	$—	$1,242,492
Consumer Discretionary	16,237,664	—	—	16,237,664
Consumer Staples	2,224,880	—	—	2,224,880
Financial Services	14,117,353	—	—	14,117,353
Health Care	13,086,895	—	—	13,086,895
Materials & Processing	8,187,683	—	—	8,187,683
Other Energy	1,535,734	—	—	1,535,734
Producer Durables	4,852,381	—	—	4,852,381
Technology	11,577,073	—	—	11,577,073
Telecommunication Services	781,106	—	—	781,106
Utilities	4,443,219	—	—	4,443,219
	78,286,480	—	—	78,286,480

Investment Companies	1,429,538	—	—	1,429,538

Short-Term Investment	16,575,200	—	—	16,575,200

Total Investments in Securities	$96,291,218	$—	$—	$96,291,218

Schroder Total Return Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$95,134,380	$—	$95,134,380
Corporate Obligations	—	73,408,317	—	73,408,317
U.S. Treasury Obligations	—	14,478,243	—	14,478,243
Commercial Mortgage-Backed Obligations	—	12,244,110	—	12,244,110
Municipal Bonds	—	502,639	—	502,639
Collateralized Mortgage Obligations	—	46,745	—	46,745
Short-Term Investment	31,903,456	—	—	31,903,456

Total Investments in Securities	$31,903,456	$195,814,434	$—	$227,717,890

Other Financial Instruments
Futures — Unrealized Appreciation	$298,154			$298,154
Futures — Unrealized Depreciation	(248,304)	—	—	(248,304)
Total Other Financial Instruments	$49,850	$—	$—	$49,850

Schroder Multi-Asset Growth Portfolio

	Level 1	Level 2	Level 3	Total
Investments in Securities
Equities
Domestic Equity	$1,577,445	$—	$—	$1,577,445
International Equities	1,579,406	—	—	1,579,406
	3,156,851	—	—	3,156,851
Fixed Income
Corporate Bond	577,972	—	—	577,972
Emerging Market Bonds	909,205	—	—	909,205
High Yield Bonds	1,115,375	—	—	1,115,375
	2,602,552	—	—	2,602,552

Commodities	438,098	—	—	438,098

Real Estate	343,283	—	—	343,283

Infrastructure	283,097	—	—	283,097

Private Equity	50,691	—	—	50,691

Short-Term Investment	650,266	—	—	650,266

Total Investments in Securities	$7,524,838	$—	$—	$7,524,838

Other Financial Instruments
Forwards — Unrealized Appreciation	$—	$29,532	$—	$29,532
Forwards — Unrealized Depreciation	—	(96,638)	—	(96,638)
Futures — Unrealized Appreciation	20,178	—	—	20,178
Futures — Unrealized Depreciation	(26,630)	—	—	(26,630)
Total Other Financial Instruments	$(6,452)	$(67,106)	$—	$(73,558)

Item 2.    Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from May 1, 2010 through July 31, 2010 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Series Trust

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer
Date: September 29, 2010

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer
Date: September 29, 2010

*     Print the name and title of each signing officer under his or her signature.